Document and Entity Information	Aug. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2025
Entity Registrant Name	Williams Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4174
Entity Tax Identification Number	73-0569878
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172-0172
City Area Code	800
Local Phone Number	945-5426
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	WMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000107263
Amendment Flag	false